Baillie Gifford Global Alpha Equity Fund
Baillie Gifford Global Alpha Equity Fund
BAILLIE GIFFORD FUNDS The Global Alpha Equity Fund Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
15.The section titled “Shareholder Fees” under “Fees and Expenses” for The Global Alpha Equity Fund on page 29 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford Global Alpha Equity Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.15%	0.15%	0.15%	0.15%	0.15%
Redemption Fee (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

16. The expense tables under the section titled “Example of Expenses” for The Global Alpha Equity Fund on page 30 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford Global Alpha Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	102	266	444	959
Class 2	94	240	400	864
Class 3	86	215	356	767
Class 4	84	209	345	743
Class 5	79	193	318	682

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford Global Alpha Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	91	254	431	944
Class 2	83	229	388	848
Class 3	75	204	344	752
Class 4	73	197	333	728
Class 5	68	181	305	667

Average Annual Total Returns for Periods Ended December 31, 2014

17.    The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for the Global Alpha Equity Fund on page 32 of the Prospectus is restated in its entirety as follows:

Average Annual Returns - Baillie Gifford Global Alpha Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date
Class 3		4.48%	15.65%		Nov. 15, 2011
Class 1	[2]	4.23%	15.40%		Nov. 15, 2011
Class 2		4.49%	15.60%	[3]	Nov. 15, 2011
Class 4	[4]	4.48%	15.65%		Nov. 15, 2011
Class 5	[5]	4.48%	15.65%		Nov. 15, 2011
After Taxes on Distributions | Class 3		3.01%	14.52%
After Taxes on Distributions and Sale of Fund Shares | Class 3		3.34%	12.02%
MSCI ACWI Index		4.71%	13.68%		Nov. 15, 2011
FTSE AW Index		4.78%	13.73%		Nov. 15, 2011
[1]	The Fund commenced operations on November 15, 2011.
[2]	Performance for Class 1 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 3 shares and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 2 shares prior to their date of inception (January 6, 2013) is derived from the historical performance of Class 3 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 2 shares.
[4]	Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 3 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 3 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares.